Performance Management	Sep. 17, 2025
Prospectus [Line Items]
Performance Additional Market Index [Text]	The Morningstar Global Markets Mid Cap Index was added as an additional index of the Fund.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)